W. John McGuire

Partner

+1.202.373.6799

john.mcguire@morganlewis.com

August 14, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The 2023 ETF Series Trust II: Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File Nos. 333-274096 and 811-23895)

Ladies and Gentlemen:

On behalf of our client, The 2023 ETF Series Trust II (the “Registrant”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-1A, together with all exhibits thereto (Amendment No. 3 to the Registrant’s registration statement under the Investment Company Act of 1940) (the “Amendment”). The purpose of the Amendment is to register the GMO International Quality ETF, GMO International Value ETF, GMO U.S. Value ETF, GMO Beyond China ETF, and GMO Systematic Investment Grade Credit ETF as new series of the Trust.

Please contact me at (202) 373-6799 should you have any questions or comments.

Very truly yours,

/s/ W. John McGuire

W. John McGuire

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001